Net Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Restricted Stock [Member]
Antidiluted securities	3,220,130
Convertible Debt Securities [Member]
Antidiluted securities		15,589,399